Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,306,494	¥ 8,313,016
Liabilities	9,279,351	9,303,258
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,080,538,788	1,908,888,898
Assets	7,600,076	7,539,188
Liabilities	7,221,694	6,765,135
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,787,153,225	1,647,024,810
Assets	4,195,844	4,459,310
Liabilities	4,648,494	4,876,544
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	173,876,202	89,708,676
Assets	14,257	21,022
Liabilities	19,093	18,155
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	129,221,366	127,145,993
Assets	7,131	18,358
Liabilities	14,152	22,843
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	46,118,414	39,526,819
Assets	12	258
Liabilities	180	1,918
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,148,579,287	1,105,571,439
Assets	3,383,517	3,624,648
Liabilities	3,379,559	3,542,617
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	289,357,956	285,071,883
Assets	790,927	795,024
Liabilities	1,235,510	1,291,011
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	286,836,574	255,610,108
Assets	3,335,960	2,888,987
Liabilities	2,498,475	1,827,299
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	53,391	12,976
Assets	3,400
Liabilities	2,834	94
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	136,145,576	119,480,108
Assets	1,199,117	935,964
Liabilities	1,238,764	1,103,594
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	135,181,384	123,676,347
Assets	1,954,971	1,754,071
Liabilities	1,019,219	479,671
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	15,456,223	12,440,677
Assets	178,472	198,952
Liabilities	237,658	243,940
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,584,994	2,729,785
Assets	34,700	161,801
Liabilities	26,589	22,092
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,948,418	1,882,834
Assets	10,143	28,003
Liabilities	11,468	10,533
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	349,559	332,227
Assets	11,982	5,406
Liabilities	10,060	8,462
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	37,411	250,439
Assets	3,682	119,372
Liabilities	372	180
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	32,663	36,576
Assets	343	694
Liabilities	1,017	225
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	216,943	227,709
Assets	8,550	8,326
Liabilities	3,672	2,692
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	255,255	175,113
Assets	8,279	5,652
Liabilities	7,042	4,384
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	120,329	85,473
Assets	3,289	1,807
Liabilities	3,379	1,796
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	128,430	84,608
Assets	4,878	3,771
Liabilities	3,620	2,525
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,496	5,032
Assets	112	74
Liabilities	43	63
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,708,740	3,349,082
Assets	25,293	23,438
Liabilities	41,094	34,816
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	94,433,401	104,751,735
Assets	706,418	773,828
Liabilities	2,057,657	2,538,123
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	74,414,159	82,319,161
Assets	600,873	610,989
Liabilities	826,361	904,337
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,790,323	10,784,613
Assets	297	979
Liabilities	201	11,420
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	72,416,990	71,326,701
Assets	600,576	610,010
Liabilities	793,537	857,991
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	206,846	207,847
Liabilities	32,623	34,926
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,019,242	22,432,574
Assets	105,545	162,839
Liabilities	1,231,296	1,633,786
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,948,703	8,511,080
Assets	31,917	57,888
Liabilities	208,167	153,892
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,070,539	13,921,494
Assets	73,628	104,951
Liabilities	¥ 1,023,129	¥ 1,479,894